INCOME TAX (Details 1) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets (liabilities):
Tax loss carry-forwards	$ 16,003	$ 11,747
Property and equipment	(691)	(54)
Intangible asset	1,453	(529)
Warranty provision	474	440
Financing costs	982	1,213
Other provisions	77	(28)
Deferred tax assets	18,298	12,789
Unrecognized deferred tax assets	(18,298)	(12,789)
Recognized net deferred tax assets